Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES
NOTE 5:-	RELATED PARTIES

Key management includes members of the Board of Directors and the Chief Executive Officer. As of December 31, 2017, Mr. Joshua Herschcovici, director and chairman of the board, owns 74.9% of the Company’s outstanding stock.

The aggregate compensation expensed to our key management with respect to the year ended December 31, 2017 and 2016 was $12,060 and $11,490, respectively.

Upon incorporation, the Company issued to its founders (Mr. Herschcovici and Mr. Meir Elishkov) 68,818,000 shares (1,000 shares pre-stock split at $0.32 par value) for total consideration of $20,707.

Commencing from July 1, 2014, Mr. Herschcovici is entitled to NIS 10,000, plus VAT, per month for serving as the Chairman of the Board of the Company. In addition, the Company paid Mr. Herschcovici a fee of NIS 10,000, plus VAT, for having served as Chairman of the Board of the Company for the period from December 29, 2013 through June 30, 2014. As from January 1, 2015 Mr. Herschcovici has waived his Chairman of the Board compensation.

Commencing from September 1, 2014, Mr. Elishkov is entitled to NIS 5,000, plus VAT, per month for serving as a Director of the Company. In addition, the Company paid Mr. Elishkov a fee of NIS 20,000, plus VAT, for having served as a Director of the Company for the period from July 1, 2014 through August 31, 2014. As from January 1, 2015 Mr. Elishkov has waived his Director compensation.

In November 2014, the Company issued 285,715 ordinary shares to its former Chief Executive Officer, in exchange for CEO services received until October 30, 2014. The Company evaluated the Value of the 285,715 shares at $6,433.

During 2015, 2016 Mr. Herschcovici (directly or through a company controlled by Mr. Herschcovici ) granted the Company loans in the amount of $58,624 and $149,146, respectively. During 2017 Mr. Herschcovici was returned $13,293 on account of the loan. The balance of the loans as of December 31, 2016 and 2017, amounted to $194,900 and $181,607, respectively. The loans do not bear interest and are due on demand.